Basis of Presentation and Nature of Operations (Details Narrative) - USD ($)	1 Months Ended		3 Months Ended	12 Months Ended
	Feb. 28, 2021	Jan. 31, 2021	Apr. 07, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Operating loss				$ (7,902,347)	$ (13,017,432)
Operating income loss from noncash activities				4,623,130
Operating income loss from restructuring, severance, transaction costs and non-recurring items				1,131,975
Assets, current				5,342,183	4,955,365
Liabilities, current				11,285,663	12,973,319
Working capital				(5,943,480)
Assets				28,028,207	23,609,619
Liabilities				14,505,506	16,155,187
Stockholders' equity				13,522,701	7,454,432	$ 15,939,639
Cash and cash equivalents				$ 249,356	$ 234,234
Subsequent Event [Member] | Private Placement [Member]
Additional funds			$ 25,300,000
Subsequent Event [Member] | Private Placement One [Member]
Additional funds		$ 12,000,000
Proceeds from issuance of private placement		10,770,000
Subsequent Event [Member] | Private Placement Two [Member]
Additional funds		3,300,000
Proceeds from issuance of private placement		$ 3,255,000
Subsequent Event [Member] | Private Placement Three [Member]
Additional funds	$ 10,000,000
Proceeds from issuance of private placement	$ 8,950,000
Best Party Concepts [Member]
Business acquisition, percentage of voting interests acquired				50.00%
Global Clean Solutions, LLC [Member]
Business acquisition, percentage of voting interests acquired				50.00%